Operating lease and other commitments (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Operating lease liability	$ 54,631	$ 172,942
Future payment amount	$ 55,042	$ 175,910
Average remaining years	2 months 15 days
January 1, 2019 [Member]
Statement [Line Items]
Discount rate description	ranges from 4.75% to 5.00%